Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Company No. of shares (’000)
	2021	2020
Authorised and in issue at January, 1	53,871	53,858
Issued for share plan	8	13
Authorised and in issue at December. 31	53,879	53,871